AMOUNTS RECEIVABLE	12 Months Ended
Jun. 30, 2011
Receivables [Abstract]
AMOUNTS RECEIVABLE

4. AMOUNTS RECEIVABLE

Amounts receivable at June 30, 2011 and 2010 are comprised primarily of IVA value added tax credits refundable from the Government of Mexico and is currently calculated as 16% of expenditures in Mexico. The increase in the amount of IVA receivable is attributable to the increased exploration expenditure during the current period.

Kimber has been receiving IVA refunds on an ongoing basis and expects to continue to recover outstanding amounts. Kimber has been experiencing delays in obtaining IVA refunds. Subsequent to June 30, 2011, Kimber has received refunds of $105,809 relating to amounts outstanding for more than nine months.

As at June 30, 2011, IVA of $180,910 (June 30, 2010; $19,656) has been outstanding for more than one year. All other amounts receivable are aged within one year.

	2011	2010

IVA tax receivable	$1,009,003	$328,203
HST receivable	58,928	20,888
Other receivables	10,863	6,380
	$1,078,794	$355,471